STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A and C Shares
Summary Sterling Capital West Virginia Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 145 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND Class A and C Shares (USD $)	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND Class A and C Shares	Class A Shares	Class C Shares
Management Fees	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	0.96%	1.71%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND Class A and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	296	500	720	1,354
Class C Shares	174	539	928	2,019

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND Class A and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	296	500	720	1,354
Class C Shares	174	539	928	2,019

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.70% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 4.68% 09/30/09 Worst quarter: –2.66% 12/31/10
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND Class A and C Shares		1 Year	5 Years	10 Years
Class A Shares Return Before Taxes	[1]	2.46%	4.47%	3.79%
Class A Shares Return After Taxes on Distributions	[1]	2.26%	4.40%	3.71%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.67%	4.27%	3.69%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)		4.98%	5.92%	5.02%
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.